STOCK OPTIONS - Disclosure of weighted average assumptions of stock options granted (Details) - YEAR	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Risk-free interest rate	2.77%	3.17%
Expected life (in years)	3	4.5
Expected volatility	210.00%	203.00%